Share-based Compensation - Schedule of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Number of Options and Shares, Exercised (in shares)	(37,540,734)
2019 and 2020 Share Incentive Plan
Number of Options
Number of Options and Shares Outstanding, Beginning balance (in shares)	50,119,362	60,307,462	74,336,244
Number of Options and Shares, Granted (in shares)	0	0	0
Number of Options and Shares, Exercised (in shares)	(6,705,196)	(8,109,300)	(10,519,982)
Number of Options and Shares, Forfeited (in shares)	(355,800)	(2,078,800)	(3,508,800)
Number of Options and Shares Outstanding, Ending balance (in shares)	43,058,366	50,119,362	60,307,462	74,336,244
Weighted Average Exercise Price
Weighted average exercise price, Outstanding, beginning balance (in USD per share)	$ 0.1	$ 0.1	$ 0.1
Weighted average exercise price, Granted (in USD per share)	0	0	0
Weighted average exercise price, Exercised (in USD per share)	0.1	0.1	0.1
Weighted average exercise price, Forfeited (in USD per share)	0.1	0.1	0.1
Weighted average exercise price, Outstanding, ending balance (in USD per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures
Weighted average remaining contractual life (in years)	4 years 3 days	4 years 9 months 21 days	4 years 4 months 28 days	5 years 6 months 21 days
Aggregate intrinsic value, Outstanding	$ 360,183	$ 596,170	$ 1,122,594	$ 750,796
Number of Options Outstanding, Vested and expected (in shares)	42,768,792	49,345,755
Weighted average exercise price, Vested and expected (in USD per share)	$ 0.1	$ 0.1
Weighted average remaining contractual life , Vested and expected (in years)	4 years	4 years 9 months 14 days
Aggregate intrinsic value, Vested and expected	$ 357,761	$ 586,968
Number of Options Outstanding, Exercisable (in shares)	39,274,166	41,387,162
Weighted average exercise price, Exercisable (in USD per share)	$ 0.1	$ 0.1
Weighted average remaining contractual life , Exercisable (in years)	3 years 10 months 17 days	4 years 6 months 3 days
Aggregate intrinsic value, Exercisable	$ 328,528	$ 492,300
2021 Share Incentive Plan
Number of Options
Number of Options and Shares Outstanding, Beginning balance (in shares)	108,557,400	108,557,400	108,557,400
Number of Options and Shares, Granted (in shares)	0	0	0
Number of Options and Shares Outstanding, Ending balance (in shares)	108,557,400	108,557,400	108,557,400	108,557,400
Weighted Average Exercise Price
Weighted average exercise price, Outstanding, beginning balance (in USD per share)	$ 14.63	$ 14.63	$ 14.63
Weighted average exercise price, Granted (in USD per share)	0	0	0
Weighted average exercise price, Outstanding, ending balance (in USD per share)	$ 14.63	$ 14.63	$ 14.63	$ 14.63
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures
Weighted average remaining contractual life (in years)	5 years 2 months 8 days	6 years 2 months 8 days	7 years 2 months 8 days	8 years 2 months 8 days